Investment Strategy - LCAM Strategic Income Fund	Mar. 16, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests in a diversified portfolio of fixed income securities across a range of geographies, asset classes, and credit instruments to capture global credit risk premiums and minimize the costs of credit downgrades and defaults. The Fund aims to optimize and manage risk dynamically by diversifying exposures across instruments following a strict relative value discipline.

The initial investment universe includes, but is not limited to, corporate bonds, U.S. government and agency securities, loans, structured products, emerging market debt, convertible securities, private placements, and other types of income-producing instruments. To achieve its risk-return objectives and manage periods of volatility, the Fund may use certain derivative strategies, such as interest rate futures or credit default swaps. The Fund may also hedge currency exposure using forward contracts, swaps, and/or futures contracts when appropriate.

The Fund may invest in securities of any maturity and credit quality, including those with credit quality below investment grade (commonly referred to as “junk bonds”). The Fund defines junk bonds as those rated below Baa3 by Moody’s Investors Service or below BBB- by Standard and Poor’s Rating Group or, if unrated, deemed to be of comparable quality by the Adviser. The Fund may invest in foreign and emerging market securities. An “emerging market” country includes any country that is (i) generally recognized to be an emerging market country by the international financial community, including the World Bank; (ii) classified by the United Nations as a developing country; or (iii) included in the MSCI Emerging Markets Index.

The Fund’s strategy is formulated to integrate the Adviser’s global views with the best bottom up ideas. The Adviser employs a disciplined, research-driven investment process that combines a top-down, bottom-up analysis. The top-down framework incorporates a proprietary methodology designed to assess global economic conditions, identify market inflection points, and guide dynamic asset allocation across sectors and regions. The bottom-up process is rooted in deep fundamental analysis and a proprietary methodology that evaluates issuer quality, relative value, maturity, duration, interest rate, and forward-looking risk/reward characteristics.

The investment process emphasizes relative value and high conviction ideas with a focus on identifying mispriced securities and sectors that offer compelling risk-adjusted return potential. The Fund’s portfolio is actively managed to adapt to changing market conditions, with allocations flexibly adjusted to reflect evolving macroeconomic trends, credit fundamentals, and valuation dynamics.